INCOME TAXES - Tax Credit Carryforward and Expiration Dates (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Loss and Tax Carryforwards [Line Items]
Total APB subsidiary NOL carryforward	$ 200,000,000	$ 200,000,000
Foreign tax credits related to companies filing U.S. federal tax separate from Citigroup's consolidated U.S. federal tax return expected to be utilized in consolidated return	1,000,000,000
Total	49,336,000,000	52,664,000,000
Amount of taxable income necessary to fully realize U.S. federal, state and local DTAs	81,000,000,000
U.S. Federal and New York State and City NOL carryforward period	20 years
U.S. foreign tax credit carryforward period	10 years
Limit on utilization of foreign tax credit carryforwards (as percent)	35.00%
Domestic losses allowed to be reclassified as foreign source income	59,000,000,000
Limit on domestic losses to be reclassified as foreign source income (as a percent)	50.00%
Foreign tax credits (FTCs)	17,600,000,000	19,600,000,000
Increase (decrease) in deferred tax assets	(2,000,000,000)
Increase (decrease) in deferred tax assets due to FTC carryforwards	(3,400,000,000)
Foreign
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	17,600,000,000	19,600,000,000
Foreign tax credits related to companies filing U.S. federal tax separate from Citigroup's consolidated U.S. federal tax return expected to be utilized in consolidated return	1,000,000,000	700,000,000
Total	2,800,000,000	3,500,000,000
U.S. federal
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	1,600,000,000	2,500,000,000
Operating loss carryforward	6,500,000,000	4,000,000,000
Total	42,600,000,000	44,900,000,000
Foreign tax credits (FTCs)	17,600,000,000	19,600,000,000
New York state tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	12,300,000,000	9,600,000,000
New York City tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	4,400,000,000	6,100,000,000
2017 | Foreign
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	1,900,000,000	4,700,000,000
2018 | Foreign
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	5,200,000,000	5,200,000,000
2019 | Foreign
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	1,200,000,000	1,200,000,000
2020 | Foreign
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	3,100,000,000	3,100,000,000
2021 | Foreign
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	1,800,000,000	1,400,000,000
2022 | Foreign
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	3,400,000,000	3,300,000,000
2023 | Foreign
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	1,000,000,000	700,000,000
2027 | U.S. federal
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	200,000,000	200,000,000
2027 | New York state tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	0	100,000,000
2027 | New York City tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	0	100,000,000
2028 | U.S. federal
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	0	400,000,000
Operating loss carryforward	100,000,000	100,000,000
2028 | New York state tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	0	6,500,000,000
2028 | New York City tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	3,800,000,000	3,900,000,000
2029 | U.S. federal
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	0	400,000,000
2029 | New York City tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	0	1,500,000,000
2030 | U.S. federal
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	400,000,000	400,000,000
Operating loss carryforward	300,000,000	300,000,000
2030 | New York state tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	0	2,000,000,000
2031 | U.S. federal
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	300,000,000	400,000,000
Operating loss carryforward	1,700,000,000	1,700,000,000
2031 | New York state tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	0	100,000,000
2031 | New York City tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	100,000,000	0
2032 | U.S. federal
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	400,000,000	500,000,000
2032 | New York state tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	0	900,000,000
2032 | New York City tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	500,000,000	600,000,000
2033 | U.S. federal
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	300,000,000	400,000,000
Operating loss carryforward	1,900,000,000	1,700,000,000
2033 | New York state tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	0	0
2034 | U.S. federal
Operating Loss and Tax Carryforwards [Line Items]
Tax credit carryforward	200,000,000	0
Operating loss carryforward	2,300,000,000	0
2034 | New York state tax authority
Operating Loss and Tax Carryforwards [Line Items]
Operating loss carryforward	12,300,000,000	0
Various
Operating Loss and Tax Carryforwards [Line Items]
Total APB subsidiary NOL carryforward	$ 200,000,000	$ 200,000,000